UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 19.3%
Consumer Discretionary 1.4%
CBS Corp., 7.7%, 7/30/2010	200,000	210,475
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	99,975
Comcast Cable Communications LLC, 6.875%, 6/15/2009	60,000	61,957
Comcast Cable Holdings LLC, 7.125%, 2/15/2028	100,000	100,677
Comcast Corp.:
5.85%, 1/15/2010	25,000	25,697
5.85%, 11/15/2015	50,000	49,363
6.5%, 1/15/2017	75,000	76,599
6.95%, 8/15/2037	150,000	150,301
Cox Communications, Inc.:
7.125%, 10/1/2012	100,000	105,904
7.875%, 8/15/2009	50,000	52,331

Gannett Co., Inc., 6.375%, 4/1/2012	50,000	51,604
Home Depot, Inc.:
4.625%, 8/15/2010	100,000	100,117
5.4%, 3/1/2016	100,000	93,994
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	125,457
Macy's Retail Holdings, Inc., 7.45%, 7/15/2017	150,000	146,262
McDonald's Corp., Series I, 6.3%, 10/15/2037	75,000	77,040
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017 (a)	50,000	49,603
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	116,044
News America, Inc.:
5.3%, 12/15/2014	75,000	75,008
6.4%, 12/15/2035	50,000	48,526
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	22,822
Target Corp.:
5.875%, 3/1/2012 (a)	200,000	210,064
7.0%, 1/15/2038	75,000	77,089
Time Warner Cable, Inc., 5.85%, 5/1/2017	200,000	191,442
Time Warner, Inc.:
5.875%, 11/15/2016	50,000	47,548
6.625%, 5/15/2029	10,000	9,377
6.75%, 4/15/2011	150,000	154,251
6.875%, 5/1/2012	100,000	103,234
6.95%, 1/15/2028	30,000	29,140
7.7%, 5/1/2032	25,000	26,320
VF Corp., 6.45%, 11/1/2037	20,000	19,160
Viacom, Inc.:
6.25%, 4/30/2016	25,000	24,336
6.875%, 4/30/2036	100,000	96,296
Walt Disney Co.:
Series B, 5.875%, 12/15/2017 (a)	50,000	53,168
6.2%, 6/20/2014	75,000	81,277
Series B, 6.375%, 3/1/2012	25,000	27,071
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	50,596

		3,040,125
Consumer Staples 1.3%
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	103,376
5.95%, 1/15/2033	50,000	50,124
Bottling Group LLC:
5.0%, 11/15/2013	50,000	52,209
5.5%, 4/1/2016	25,000	25,982
Coca-Cola Co., 5.75%, 3/15/2011 (a)	25,000	26,873
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	54,945
7.125%, 8/1/2017 (a)	50,000	57,920
8.5%, 2/1/2022	75,000	95,062
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	105,340
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	129,188
CVS Caremark Corp.:
4.0%, 9/15/2009	50,000	50,022
5.75%, 6/1/2017	50,000	50,778
6.25%, 6/1/2027	50,000	49,829
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	25,755
5.5%, 9/30/2016	125,000	126,350
5.75%, 10/23/2017	50,000	51,207

Fortune Brands, Inc., 4.875%, 12/1/2013 (a)	50,000	47,853
General Mills, Inc.:
5.65%, 9/10/2012	25,000	26,001
5.7%, 2/15/2017	50,000	50,411
6.0%, 2/15/2012	48,000	50,341
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	26,195
6.625%, 7/15/2011 (a)	25,000	26,600
6.75%, 3/15/2032	50,000	50,116
Kellogg Co.:
Series B, 6.6%, 4/1/2011	50,000	53,883
Series B, 7.45%, 4/1/2031	50,000	57,944
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,331
6.625%, 8/1/2037	50,000	54,725
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	50,945
6.25%, 6/1/2012	40,000	41,656
6.5%, 8/11/2017	100,000	102,595
Kroger Co., 8.0%, 9/15/2029	50,000	56,473
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	29,007
PepsiCo, Inc., 4.65%, 2/15/2013	100,000	103,503
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	211,312
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	78,912
Safeway, Inc., 6.5%, 3/1/2011	80,000	85,041
Sara Lee Corp., 3.875%, 6/15/2013	100,000	94,324
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	54,822
Wal-Mart Stores, Inc.:
4.55%, 5/1/2013	100,000	102,670
5.25%, 9/1/2035	300,000	265,506
5.875%, 4/5/2027	50,000	49,689
6.875%, 8/10/2009	100,000	105,561

		2,984,376
Energy 1.3%
Alabama Power Co.:
5.5%, 10/15/2017 (a)	100,000	102,381
5.7%, 2/15/2033	50,000	46,949
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	54,961
7.65%, 9/15/2010	10,000	10,754
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	26,703
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	103,415
Apache Corp., 6.0%, 1/15/2037	100,000	100,950
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	51,067
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	59,060
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	25,621
5.7%, 5/15/2017 (a)	100,000	101,126
6.25%, 3/15/2038	25,000	23,979
Conoco Funding Co., 6.35%, 10/15/2011	100,000	108,953
Conoco, Inc., 6.95%, 4/15/2029	150,000	170,802
DCP Midstream LP, 8.125%, 8/16/2030 (a)	25,000	28,051
Devon Financing Corp., 6.875%, 9/30/2011	100,000	109,148
El Paso Natural Gas Co., 5.95%, 4/15/2017	100,000	98,085
EnCana Corp.:
4.75%, 10/15/2013	50,000	48,537

5.9%, 12/1/2017	50,000	51,253
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	24,324
6.625%, 10/15/2036	25,000	23,183
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	50,026
6.3%, 9/15/2017	50,000	50,245
Series B, 6.875%, 3/1/2033	25,000	24,836
Exelon Generation Co., LLC, 6.95%, 6/15/2011	25,000	26,523
Hess Corp., 7.125%, 3/15/2033	25,000	27,881
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	62,857
Marathon Oil Corp., 6.0%, 7/1/2012	150,000	157,001
Nexen, Inc., 7.875%, 3/15/2032	50,000	56,160
Occidental Petroleum Corp., 6.75%, 1/15/2012	100,000	110,665
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	80,000	89,600
Petro-Canada, 5.95%, 5/15/2035	100,000	90,293
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,665
Southern Natural Gas Co., 7.35%, 2/15/2031	25,000	25,604
Spectra Energy Capital LLC, 7.5%, 10/1/2009	50,000	52,232
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	46,575
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	47,478
6.2%, 10/15/2037	50,000	48,211
6.35%, 5/15/2067	25,000	22,097
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	52,813
Series B, 8.875%, 7/15/2012	25,000	28,438
Transocean, Inc.:
6.0%, 3/15/2018	50,000	51,431
6.8%, 3/15/2038	25,000	25,539
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	65,385
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	33,455
6.875%, 4/15/2012	50,000	53,747
7.5%, 4/15/2032	25,000	26,026
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	49,304
Williams Companies, Inc., 8.75%, 3/15/2032	50,000	57,750
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	50,571
6.25%, 4/15/2013	25,000	27,169
6.25%, 8/1/2017	100,000	106,608

		3,011,487
Financials 9.8%
ACE INA Holdings, Inc., 6.7%, 5/15/2036 (a)	50,000	48,460
Allstate Corp.:
5.35%, 6/1/2033	50,000	42,509
7.2%, 12/1/2009	100,000	105,785
American Express Co., 5.25%, 9/12/2011	250,000	251,108
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	98,636
Series H, 5.375%, 10/1/2012	75,000	73,626
Series J, 6.9%, 12/15/2017	75,000	73,296
American International Group, Inc.:
4.25%, 5/15/2013	100,000	94,860
5.05%, 10/1/2015	100,000	97,528
Series G, 5.85%, 1/16/2018	50,000	49,067

Apache Finance Canada, 7.75%, 12/15/2029	25,000	29,220
Asian Development Bank, 4.5%, 9/4/2012	250,000	265,748
Assurant, Inc., 5.625%, 2/15/2014	25,000	24,555
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	29,951
Axa, 8.6%, 12/15/2030	50,000	53,807
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	109,358
Bank of America Corp.:
5.125%, 11/15/2014 (a)	100,000	101,853
5.75%, 8/15/2016	100,000	102,003
5.75%, 12/1/2017	125,000	129,355
6.25%, 4/15/2012 (a)	150,000	160,033
7.8%, 2/15/2010	325,000	347,424
Bank of New York Mellon Corp.:
Series G, 4.95%, 11/1/2012	25,000	25,614
5.5%, 12/1/2017	50,000	49,871
7.3%, 12/1/2009	65,000	68,623
Bank of Tokyo-Mitsubishi NY, 7.4%, 6/15/2011	10,000	10,952
Bank One Corp.:
7.625%, 10/15/2026	50,000	56,591
7.75%, 7/15/2025	100,000	112,180
7.875%, 8/1/2010	50,000	53,430
Barclays Bank PLC:
5.45%, 9/12/2012	100,000	102,424
7.4%, 12/15/2009	60,000	63,976
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	21,685
BB&T Corp., 5.2%, 12/23/2015	150,000	142,566
Bear Stearns Companies, Inc.:
4.5%, 10/28/2010	175,000	164,922
7.25%, 2/1/2018	150,000	155,009
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013	150,000	156,594
BHP Billiton Finance Ltd., 5.4%, 3/29/2017	150,000	146,049
Boeing Capital Corp., 6.1%, 3/1/2011 (a)	110,000	117,037
Boston Properties LP, 6.25%, 1/15/2013	50,000	51,534
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	104,461
Capital One Bank, 5.75%, 9/15/2010	100,000	97,149
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	50,000	49,339
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,497
China Development Bank, 5.0%, 10/15/2015	50,000	49,751
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,129
6.0%, 5/11/2037	75,000	67,343
CIT Group, Inc.:
5.65%, 2/13/2017	100,000	77,545
6.0%, 4/1/2036	150,000	112,313
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	353,410
5.125%, 5/5/2014 (a)	100,000	97,727
5.25%, 2/27/2012	50,000	49,878
5.3%, 1/7/2016	100,000	96,364
5.5%, 2/15/2017	100,000	93,671
5.875%, 2/22/2033	100,000	84,148
6.0%, 8/15/2017	50,000	49,302
6.0%, 10/31/2033	100,000	85,439
6.5%, 1/18/2011	150,000	155,550
6.625%, 6/15/2032	75,000	70,652
7.25%, 10/1/2010	50,000	52,967

Corp. Andina de Fomento:
5.2%, 5/21/2013	75,000	74,635
6.875%, 3/15/2012	10,000	10,754
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	89,185
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	150,000	147,816
5.125%, 8/15/2015	25,000	24,691
5.375%, 3/2/2016 (a)	50,000	50,124
6.125%, 11/15/2011	100,000	105,661
6.5%, 1/15/2012	150,000	159,444
7.125%, 7/15/2032	50,000	52,773
Daimler Finance NA LLC:
6.5%, 11/15/2013	75,000	79,057
7.2%, 9/1/2009	150,000	155,157
8.0%, 6/15/2010	150,000	160,605
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013	100,000	98,774
5.75%, 3/23/2016 (a)	100,000	98,867
8.0%, 6/15/2010	50,000	53,485
Diageo Finance BV, 5.5%, 4/1/2013	50,000	52,442
Dow Capital BV, 9.2%, 6/1/2010	50,000	56,384
ERP Operating LP, 6.625%, 3/15/2012	125,000	127,014
European Investment Bank:
4.0%, 3/3/2010	250,000	258,273
4.625%, 5/15/2014 (a)	450,000	477,185
4.875%, 2/15/2036	200,000	201,574
5.125%, 5/30/2017 (a)	50,000	54,516
FIA Credit Services NA, 4.625%, 8/3/2009	50,000	50,660
Fifth Third Bancorp:
4.5%, 6/1/2018	50,000	45,309
5.45%, 1/15/2017	25,000	22,927
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	47,888
7.375%, 12/1/2009	65,000	69,126
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	52,120
GE Insurance Solutions Corp., 6.45%, 3/1/2019	50,000	51,992
General Electric Capital Corp.:
Series A, 4.625%, 9/15/2009	63,000	64,319
Series A, 4.875%, 3/4/2015	125,000	124,745
Series A, 5.0%, 1/8/2016 (a)	150,000	150,153
5.45%, 1/15/2013	200,000	209,478
Series A, 5.625%, 9/15/2017	225,000	230,233
Series A, 5.875%, 2/15/2012	200,000	212,096
6.0%, 6/15/2012	200,000	213,240
Series A, 6.15%, 8/7/2037	125,000	124,819
Series A, 6.75%, 3/15/2032	100,000	106,811
6.875%, 11/15/2010	50,000	54,299
Genworth Financial, Inc.:
5.75%, 6/15/2014 (a)	25,000	24,900
6.15%, 11/15/2066 (a)	75,000	62,641
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	49,240
5.95%, 10/15/2036 (a)	25,000	22,110
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	40,822
HSBC Bank USA, 4.625%, 4/1/2014	50,000	48,235
HSBC Finance Corp.:
4.75%, 7/15/2013 (a)	100,000	98,307

5.0%, 6/30/2015	50,000	47,062
5.5%, 1/19/2016 (a)	100,000	96,737
6.375%, 10/15/2011	50,000	51,395
6.75%, 5/15/2011	125,000	129,675
7.0%, 5/15/2012	100,000	103,721
HSBC Holdings PLC:
6.5%, 5/2/2036	100,000	96,741
7.5%, 7/15/2009	150,000	155,306
ING Groep NV, 5.775%, 12/29/2049	75,000	63,898
Inter-American Development Bank, 7.375%, 1/15/2010 (a)	250,000	272,360
International Finance Corp.:
4.75%, 4/25/2012	50,000	53,005
5.125%, 5/2/2011	50,000	54,227
International Lease Finance Corp.:
3.5%, 4/1/2009	25,000	24,625
Series R, 5.55%, 9/5/2012	100,000	98,987
Series R, 5.65%, 6/1/2014	50,000	48,014
5.875%, 5/1/2013	100,000	99,191
iStar Financial, Inc., (REIT), 5.15%, 3/1/2012	75,000	55,500
John Deere Capital Corp., 7.0%, 3/15/2012	100,000	110,643
JPMorgan Chase & Co.:
6.125%, 6/27/2017 (a)	50,000	52,151
6.75%, 2/1/2011	100,000	106,181
7.125%, 6/15/2009	100,000	103,254
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	256,094
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	191,310
KeyBank National Association, 5.45%, 3/3/2016	25,000	23,584
KeyCorp., Series G, 4.7%, 5/21/2009	100,000	100,635
Korea Development Bank, 4.625%, 9/16/2010	100,000	101,946
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	121,410
3.25%, 3/15/2013 (a)	400,000	400,577
4.125%, 10/15/2014 (a)	150,000	158,576
4.25%, 6/15/2010 (a)	110,000	115,344
7.0%, 3/1/2013	275,000	325,575
Landwirtschaftliche Rentenbank:
3.875%, 3/15/2010 (a)	250,000	258,049
5.125%, 2/1/2017 (a)	100,000	109,617
Lehman Brothers Holdings, Inc.:
Series G, 4.8%, 3/13/2014	225,000	195,523
Series I, 5.25%, 2/6/2012	50,000	48,247
5.625%, 1/24/2013	100,000	97,236
5.75%, 1/3/2017 (a)	100,000	90,339
6.625%, 1/18/2012	100,000	100,955
6.75%, 12/28/2017	75,000	72,099
6.875%, 7/17/2037	50,000	43,352
M&T Bank Corp., 5.375%, 5/24/2012	25,000	24,467
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014	50,000	48,305
Marshall & Ilsley Corp., 4.375%, 8/1/2009 (a)	50,000	49,180
MBIA, Inc., 9.375%, 2/15/2011	125,000	110,428
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	47,262
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	50,000	49,841
5.0%, 2/3/2014	25,000	23,532
Series C, 5.0%, 1/15/2015	25,000	23,232
Series C, 6.05%, 8/15/2012	200,000	203,128

6.22%, 9/15/2026	50,000	41,999
Series C, 6.4%, 8/28/2017	50,000	49,340
6.5%, 7/15/2018 (a)	50,000	48,466
MetLife, Inc.:
5.0%, 6/15/2015	100,000	98,277
6.125%, 12/1/2011	25,000	26,825
6.4%, 12/15/2036	25,000	19,866
Morgan Stanley:
4.75%, 4/1/2014	550,000	510,555
5.3%, 3/1/2013	100,000	99,664
5.45%, 1/9/2017	100,000	93,549
6.6%, 4/1/2012	100,000	103,678
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	53,995
National City Corp., 4.9%, 1/15/2015 (a)	100,000	72,152
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	52,774
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,037
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	68,283
5.45%, 9/15/2020	75,000	66,549
Nordic Investment Bank, 5.0%, 2/1/2017 (a)	150,000	162,916
Oesterreichische Kontrollbank AG, 4.5%, 3/9/2015	150,000	158,990
Ontario Electricity Financial Corp, 7.45%, 3/31/2013	50,000	58,554
Principal Life Income Fundings, 5.1%, 4/15/2014	25,000	25,088
ProLogis (REIT):
5.5%, 3/1/2013	20,000	19,400
5.75%, 4/1/2016	25,000	22,953
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	24,359
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	100,000	98,096
Series B, 5.75%, 7/15/2033	25,000	21,822
Series D, 6.625%, 12/1/2037	50,000	49,387
Regions Financial Corp., 6.375%, 5/15/2012	50,000	50,566
Royal Bank of Canada, 5.65%, 7/20/2011 (a)	50,000	52,383
Royal Bank of Scotland Group PLC:
5.0%, 11/12/2013	50,000	51,728
5.05%, 1/8/2015 (a)	100,000	99,131
7.648%, 8/31/2049	50,000	47,721
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	54,996
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	45,935
5.25%, 12/1/2016	100,000	90,823
6.35%, 8/28/2012	100,000	101,715
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	18,818
Svensk Exportkredit AB:
Series C, 4.0%, 6/15/2010 (a)	100,000	102,850
Series D, 4.875%, 9/29/2011	100,000	106,276
Swiss Bank Corp., 7.0%, 10/15/2015	100,000	111,848
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	48,605
5.15%, 1/15/2014 (a)	100,000	98,538
5.35%, 1/15/2016	100,000	97,561
5.5%, 11/15/2014	200,000	199,670
6.125%, 2/15/2033	50,000	45,529
6.25%, 9/1/2017	100,000	100,644
6.6%, 1/15/2012	100,000	105,731
6.65%, 5/15/2009	15,000	15,395
6.75%, 10/1/2037	400,000	372,133

6.875%, 1/15/2011	50,000	53,375
7.35%, 10/1/2009	50,000	52,569
The International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	24,848
5.0%, 4/1/2016	50,000	54,501
8.625%, 10/15/2016	100,000	135,140
The Travelers Companies, Inc.:
6.25%, 6/15/2037	50,000	46,345
6.75%, 6/20/2036	50,000	49,544
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	51,718
5.875%, 12/20/2017	25,000	25,553
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	166,856
US Bank National Association:
4.8%, 4/15/2015	100,000	101,092
6.375%, 8/1/2011	100,000	108,273
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	108,651
7.75%, 6/15/2032	100,000	108,882
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	70,840
5.0%, 8/15/2015	200,000	188,715
6.6%, 1/15/2038	50,000	46,326
Wachovia Corp.:
4.875%, 2/15/2014	50,000	48,707
5.25%, 8/1/2014	50,000	49,387
5.625%, 10/15/2016	100,000	95,404
5.75%, 6/15/2017 (a)	50,000	48,530
Washington Mutual, Inc., 5.25%, 9/15/2017	20,000	15,100
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	98,510
4.95%, 10/16/2013 (a)	50,000	50,856
5.0%, 11/15/2014 (a)	50,000	50,231
5.125%, 9/15/2016	50,000	49,466
5.375%, 2/7/2035	50,000	45,377
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	79,773
7.55%, 6/21/2010	200,000	217,116
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	26,104
Western Union Co.:
5.93%, 10/1/2016	50,000	49,638
6.2%, 11/17/2036 (a)	25,000	22,883

		21,963,756
Health Care 0.8%
Abbott Laboratories:
5.15%, 11/30/2012	150,000	159,747
6.15%, 11/30/2037	50,000	51,663
Aetna, Inc., 6.625%, 6/15/2036	50,000	48,559
Amgen, Inc., 4.85%, 11/18/2014	25,000	24,469
AstraZeneca PLC, 5.9%, 9/15/2017	150,000	158,559
Baxter International, Inc., 4.625%, 3/15/2015	25,000	24,514
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013 (a)	50,000	53,138
5.875%, 11/15/2036	50,000	48,351
Covidien International Finance SA:
144A, 6.0%, 10/15/2017	75,000	77,303
144A, 6.55%, 10/15/2037	25,000	25,551

Genentech, Inc., 4.75%, 7/15/2015	50,000	50,228
Johnson & Johnson, 6.95%, 9/1/2029	50,000	59,194
McKesson Corp., 5.7%, 3/1/2017	50,000	49,278
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	24,488
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	272,170
Pharmacia Corp., 6.6%, 12/1/2028	75,000	81,876
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	24,749
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	51,641
6.75%, 12/1/2033	25,000	24,569
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,690
5.0%, 8/15/2014	150,000	145,931
WellPoint, Inc., 6.375%, 1/15/2012	100,000	106,417
Wyeth:
5.5%, 2/15/2016	50,000	50,984
5.95%, 4/1/2037	150,000	146,558

		1,784,627
Industrials 1.1%
3M Co., 5.7%, 3/15/2037	25,000	24,720
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	71,516
Boeing Co., 5.125%, 2/15/2013	50,000	52,418
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	104,678
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	99,043
6.375%, 11/15/2037	50,000	48,902
Caterpillar, Inc.:
6.05%, 8/15/2036 (a)	50,000	51,162
7.3%, 5/1/2031	120,000	141,533
CRH America, Inc., 5.3%, 10/15/2013	100,000	97,460
CSX Corp.:
6.0%, 10/1/2036	100,000	86,088
6.15%, 5/1/2037	50,000	44,020
FedEx Corp., 9.65%, 6/15/2012	50,000	59,812
General Dynamics Corp., 5.375%, 8/15/2015	100,000	105,245
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	51,434
5.7%, 3/15/2036	50,000	49,039
5.7%, 3/15/2037	25,000	24,720
7.5%, 3/1/2010	25,000	26,945
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	75,000	77,459
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	24,048
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	87,077
6.2%, 4/15/2009	50,000	51,462
7.8%, 5/15/2027	4,000	4,645
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	53,129
Northrop Grumman Systems Corp.:
7.125%, 2/15/2011	100,000	108,155
7.75%, 2/15/2031	50,000	61,674
Raytheon Co., 7.2%, 8/15/2027	75,000	85,149
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,301
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	25,311
6.65%, 1/15/2011	50,000	52,820
7.0%, 2/1/2016	50,000	53,156

United Parcel Service, Inc., 8.375%, 4/1/2020	50,000	64,715
United Technologies Corp.:
4.875%, 5/1/2015	50,000	50,883
6.1%, 5/15/2012	50,000	53,848
6.35%, 3/1/2011	25,000	27,013
7.125%, 11/15/2010	50,000	55,108
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	51,029
7.1%, 8/1/2026	100,000	104,356
Xerox Corp., 6.75%, 2/1/2017	100,000	105,562

		2,345,635
Information Technology 0.3%
Cisco Systems, Inc., 5.5%, 2/22/2016	150,000	155,191
Hewlett-Packard Co., 6.5%, 7/1/2012	50,000	54,587
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	103,496
5.7%, 9/14/2017	50,000	52,378
6.5%, 1/15/2028	125,000	131,423
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,291
Oracle Corp., 5.25%, 1/15/2016	100,000	99,949
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	97,186
Scana Corp.:
6.25%, 2/1/2012	60,000	63,073
6.875%, 5/15/2011	25,000	26,544

		792,118
Materials 0.5%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	98,072
4.875%, 9/15/2012	10,000	10,049
5.2%, 1/15/2014	25,000	25,080
6.125%, 12/15/2033	50,000	47,787
Alcoa, Inc.:
5.9%, 2/1/2027	25,000	22,530
6.0%, 1/15/2012	25,000	25,956
7.375%, 8/1/2010	100,000	106,894
Dow Chemical Co., 6.0%, 10/1/2012	100,000	105,336
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	158,419
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	72,662
Monsanto Co., 5.5%, 8/15/2025	25,000	23,764
Praxair, Inc., 3.95%, 6/1/2013 (a)	50,000	49,213
United States Steel Corp., 6.65%, 6/1/2037	25,000	21,133
Vale Overseas Ltd.:
6.25%, 1/23/2017	50,000	49,794
6.875%, 11/21/2036	100,000	97,572
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	157,714

		1,071,975
Telecommunication Services 1.4%
America Movil SAB de CV, 6.125%, 11/15/2037	100,000	92,700
Ameritech Capital Funding, 6.55%, 1/15/2028	100,000	97,250
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	79,613
AT&T, Inc.:
5.1%, 9/15/2014	25,000	24,837
5.875%, 8/15/2012	150,000	156,887
6.8%, 5/15/2036	50,000	51,377

8.0%, 11/15/2031	20,000	23,370

BellSouth Corp.:
5.2%, 9/15/2014	100,000	99,834
5.2%, 12/15/2016	300,000	293,008
6.0%, 11/15/2034 (a)	100,000	93,905
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	48,447
8.625%, 12/15/2010	50,000	54,988
9.125%, 12/15/2030	70,000	86,938
Embarq Corp.:
7.082%, 6/1/2016	75,000	71,005
7.995%, 6/1/2036	25,000	22,831
France Telecom SA:
7.75%, 3/1/2011	75,000	81,326
8.5%, 3/1/2031	75,000	92,917
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,844
8.375%, 10/1/2030	50,000	57,214
Motorola, Inc., 7.5%, 5/15/2025	50,000	43,612
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	108,771
Sprint Capital Corp.:
6.875%, 11/15/2028	295,000	219,775
6.9%, 5/1/2019	25,000	19,688
8.375%, 3/15/2012	75,000	69,375
Sprint Nextel Corp., 6.0%, 12/1/2016	50,000	38,875
Telecom Italia Capital:
5.25%, 10/1/2015	175,000	158,989
6.375%, 11/15/2033	75,000	65,578
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	128,115
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	134,092
Verizon Communications Inc., 5.55%, 2/15/2016	100,000	99,490
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,293
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	97,227
Vodafone Group PLC:
5.0%, 12/16/2013 (a)	100,000	97,965
5.0%, 9/15/2015	50,000	47,519
6.15%, 2/27/2037	125,000	116,512
7.75%, 2/15/2010	50,000	52,989

		3,080,156
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	98,936
Arizona Public Service, 6.5%, 3/1/2012	25,000	26,030
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	23,949
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	100,000	97,060
Series D, 7.88%, 11/1/2017	75,000	84,397
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	51,090
6.2%, 6/15/2036	125,000	122,813
Constellation Energy Group, 4.55%, 6/15/2015	30,000	27,600
Detroit Edison Co., 5.7%, 10/1/2037	50,000	46,109
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015	50,000	49,016
DTE Energy Co., 7.05%, 6/1/2011	50,000	53,474
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	77,575
Duke Energy Indiana, Inc., 5.0%, 9/15/2013	100,000	100,623

Emerson Electric Co., 4.75%, 10/15/2015	75,000	74,972
Exelon Corp.:
5.625%, 6/15/2035	25,000	21,984
6.75%, 5/1/2011	50,000	52,759

Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	43,465
5.65%, 2/1/2037	50,000	48,119
General Electric Co., 5.0%, 2/1/2013	100,000	103,582
Hydro-Quebec:
Series HY, 8.4%, 1/15/2022	100,000	136,806
Series JL, 6.3%, 5/11/2011	50,000	54,660
KeySpan Corp., 8.0%, 11/15/2030	50,000	57,620
KeySpan Gas East Corp., 7.875%, 2/1/2010	25,000	26,700
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	26,418
6.125%, 4/1/2036	50,000	48,327
6.5%, 9/15/2037	100,000	100,218
National Rural Utilities Cooperative Finance Corp., 8.0%, 3/1/2032	100,000	114,945
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	23,545
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	25,123
ONEOK Partners LP, 6.15%, 10/1/2016	75,000	75,839
Pacific Gas & Electric Co., 6.05%, 3/1/2034	150,000	147,050
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	95,684
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	37,871
7.1%, 3/1/2011	42,000	45,210
PSE&G Power LLC, 5.5%, 12/1/2015	150,000	148,787
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	77,667
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	21,261
Scottish Power PLC, 5.375%, 3/15/2015	150,000	150,383
Sempra Energy:
6.0%, 2/1/2013	25,000	26,545
7.95%, 3/1/2010	25,000	26,857
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	50,434
6.65%, 4/1/2029	100,000	102,947
Southern California Gas Co., 5.75%, 11/15/2035	50,000	48,497
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	26,868
Southern Union Co., 8.25%, 11/15/2029	50,000	53,511
United Utilities PLC, 5.375%, 2/1/2019	30,000	28,021
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	53,251
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	73,724

		3,108,322

Total Corporate Bonds (Cost $43,319,035)		43,182,577
Asset Backed 0.8%
Automobile Receivables 0.2%
Chase Manhattan Auto Owner Trust, "A4", Series 2006-B, 5.11%, 4/15/2014	100,000	101,589
Daimler Chrysler Auto Trust, "A4", Series 2006-C, 4.98%, 11/8/2011	100,000	101,908
Honda Auto Receivables Owner Trust, "A3", Series 2007-1, 5.1%, 3/18/2011	200,000	203,212

		406,709
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	101,137
Chase Issuance Trust:

"A4", Series 2005-A4, 4.23%, 1/15/2013	50,000	50,820
"A", Series 2007-A15, 4.96%, 9/17/2012	100,000	103,046
Citibank Credit Card Issuance Trust:
"A7", Series 2005-A7, 4.75%, 10/22/2012	100,000	102,878
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	100,469
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	99,891
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	200,127
MBNA Credit Card Master Trust, "A", Series 1999-J, 7.0%, 2/15/2012	200,000	210,659

		969,027
Home Equity Loans 0.1%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 2/25/2035	90,580	89,413
Countrywide Asset-Backed Certificates:
"AF3", Series 2005-1, 4.575%, 7/25/2035	21,305	21,205
"A6", Series 2006-S9, 5.588%, 8/25/2036	100,000	84,478
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%, 9/25/2034	100,000	69,390

		264,486
Miscellaneous 0.1%
Centerpoint Energy Transition II, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	100,248
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	103,386

		203,634

Total Asset Backed (Cost $1,880,065)		1,843,856
Government & Agency Obligations 34.5%
Sovereign Bonds 1.0%
Government of Malaysia, 8.75%, 6/1/2009	10,000	10,618
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	255,579
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	55,047
Province of Ontario:
4.375%, 2/15/2013	100,000	104,940
4.5%, 2/3/2015 (a)	150,000	156,904
4.95%, 11/28/2016	25,000	26,759
Province of Quebec:
5.125%, 11/14/2016	50,000	54,063
Series NN, 7.125%, 2/9/2024	100,000	123,399
Series PD, 7.5%, 9/15/2029	100,000	134,061
Republic of Chile, 6.875%, 4/28/2009	10,000	10,411
Republic of Italy:
4.5%, 1/21/2015	250,000	264,256
5.375%, 6/12/2017	50,000	55,241
5.375%, 6/15/2033	100,000	104,845
6.875%, 9/27/2023 (a)	200,000	247,896
United Mexican States:
6.375%, 1/16/2013	350,000	384,475
Series A, 6.75%, 9/27/2034	41,000	45,736
Series A, 9.875%, 2/1/2010 (a)	190,000	211,850

		2,246,080
US Government Sponsored Agencies 9.4%
Federal Home Loan Bank:
3.875%, 6/14/2013 (a)	1,000,000	1,024,017
4.5%, 11/15/2012	1,000,000	1,055,057
4.875%, 5/14/2010	5,000,000	5,264,165
5.375%, 8/19/2011 (a)	1,000,000	1,083,031
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010	1,000,000	1,038,233

4.25%, 7/15/2009 (a)	2,000,000	2,050,112
4.5%, 1/15/2013 (a)	500,000	527,304
5.0%, 6/11/2009 (a)	1,700,000	1,754,408
5.25%, 5/21/2009	2,000,000	2,066,640
6.75%, 9/15/2029	3,000	3,716
7.0%, 3/15/2010 (a)	450,000	490,326
Federal National Mortgage Association:
4.25%, 5/15/2009 (a)	750,000	766,535
4.875%, 5/18/2012 (a)	1,300,000	1,391,227
5.0%, 5/11/2017	1,000,000	1,068,416
6.25%, 5/15/2029 (a)	450,000	530,511
7.125%, 1/15/2030	50,000	64,985
7.25%, 5/15/2030 (a)	650,000	856,976

		21,035,659
US Treasury Obligations 24.1%
US Treasury Bonds:
4.5%, 2/15/2036 (a)	550,000	568,176
4.75%, 2/15/2037 (a)	1,725,000	1,855,319
5.375%, 2/15/2031 (a)	805,000	931,032
6.0%, 2/15/2026 (a)	810,000	981,113
6.25%, 8/15/2023 (a)	700,000	861,601
7.25%, 8/15/2022 (a)	590,000	788,434
7.625%, 11/15/2022 (a)	90,000	124,242
7.875%, 2/15/2021 (a)	300,000	416,016
8.0%, 11/15/2021 (a)	565,000	796,915
8.75%, 5/15/2020	300,000	439,430
8.75%, 8/15/2020 (a)	450,000	660,797
US Treasury Notes:
2.75%, 2/28/2013 (a)	2,000,000	2,027,500
3.5%, 8/15/2009 (a)	1,500,000	1,539,961
3.5%, 11/15/2009	750,000	772,910
3.5%, 2/15/2018	1,000,000	1,005,781
3.625%, 7/15/2009 (a)	500,000	513,242
3.625%, 12/31/2012 (a)	2,935,000	3,092,527
3.875%, 9/15/2010 (a)	1,500,000	1,580,391
4.125%, 5/15/2015 (a)	540,000	583,749
4.25%, 1/15/2011 (a)	2,700,000	2,885,836
4.25%, 9/30/2012 (a)	400,000	432,281
4.25%, 11/15/2013 (a)	3,300,000	3,601,125
4.25%, 8/15/2015 (a)	1,000,000	1,089,453
4.25%, 11/15/2017 (a)	1,000,000	1,066,953
4.5%, 11/15/2010 (a)	1,000,000	1,072,344
4.5%, 4/30/2012 (a)	250,000	271,621
4.5%, 11/15/2015 (a)	1,580,000	1,746,023
4.5%, 2/15/2016 (a)	1,660,000	1,827,296
4.5%, 5/15/2017 (a)	3,265,000	3,548,138
4.625%, 12/31/2011 (a)	1,500,000	1,637,812
4.625%, 2/29/2012 (a)	500,000	545,430
4.625%, 2/15/2017 (a)	1,250,000	1,372,949
4.75%, 2/15/2010 (a)	9,500,000	10,049,214
4.875%, 6/30/2009 (a)	600,000	624,375
4.875%, 6/30/2012 (a)	1,500,000	1,652,929
4.875%, 8/15/2016 (a)	675,000	756,105

		53,719,020

Total Government & Agency Obligations (Cost $72,052,474)		77,000,759

Mortgage Backed Securities Pass-Throughs 38.8%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	720,056	701,239
4.299% *, 3/1/2035	111,487	112,430
4.374% *, 12/1/2033	97,573	98,841
4.5%, with various maturities from 1/1/2020 until 9/1/2035	2,522,275	2,492,558
4.525% *, 3/1/2035	39,657	40,097
4.643% *, 7/1/2035	225,170	228,139
4.676% *, 4/1/2035	120,167	121,799
4.846% *, 9/1/2035	299,161	303,867
4.859% *, 11/1/2035	117,483	119,412
4.896% *, 12/1/2034	109,138	110,104
5.0%, with various maturities from 12/1/2017 until 6/1/2036	6,184,352	6,161,266
5.116% *, 6/1/2035	165,184	168,414
5.226% *, 9/1/2035	69,531	70,797
5.242% *, 12/1/2035	354,043	361,108
5.298% *, 4/1/2037	286,036	290,767
5.433% *, 11/1/2035	154,604	157,725
5.5%, with various maturities from 11/1/2013 until 1/1/2038	9,236,788	9,358,525
5.508% *, 1/1/2037	91,622	93,089
5.521% *, 5/1/2037	91,291	93,181
5.652% *, 4/1/2036	85,052	87,038
5.694% *, 4/1/2037	193,417	196,447
5.71% *, 5/1/2037	98,600	100,669
5.723% *, 4/1/2036	222,600	228,243
5.792% *, 4/1/2037	95,417	97,730
5.88% *, 2/1/2038	297,500	302,563
5.885% *, 12/1/2036	82,996	84,877
5.896% *, 2/1/2037	183,279	187,813
6.0%, with various maturities from 9/1/2021 until 2/1/2038	6,733,930	6,917,711
6.126% *, 9/1/2037	384,526	395,195
6.409% *, 8/1/2036	74,515	76,878
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (b)	1,927,501	2,004,423
7.0%, with various maturities from 12/1/2024 until 1/1/2032 (b)	552,751	580,321
7.5%, with various maturities from 5/1/2024 until 7/1/2027	17,085	18,486
Federal National Mortgage Association:
4.0%, 12/1/2020	472,469	459,531
4.364% *, 3/1/2035	258,051	261,109
4.384% *, 4/1/2034	73,955	75,142
4.473% *, 3/1/2035	198,005	200,748
4.5%, with various maturities from 10/1/2018 until 7/1/2035 (b)	2,974,172	2,941,172
4.64% *, 4/1/2035	243,029	246,748
4.741% *, 11/1/2034	90,538	91,755
4.777% *, 1/1/2035	126,517	128,264
4.857% *, 8/1/2036	79,674	81,143
4.951% *, 10/1/2034	122,369	124,133
4.952% *, 6/1/2035	245,841	249,981
4.966% *, 6/1/2035	103,216	105,142
4.967% *, 8/1/2035	181,292	182,933
5.0%, with various maturities from 11/1/2020 until 4/1/2036 (b)	11,022,445	11,002,917
5.105% *, 7/1/2035	90,960	92,717
5.174% *, 1/1/2036	218,296	222,876
5.309% *, 1/1/2037	80,815	82,372
5.451% *, 1/1/2037	173,176	177,433

5.467% *, 1/1/2036	234,843	240,573
5.491% *, 10/1/2036	152,538	156,048
5.5%, with various maturities from 5/1/2019 until 3/1/2038 (b)	14,381,876	14,569,796
5.601% *, 1/1/2037	89,404	91,835
5.765% *, 1/1/2037	83,472	85,825
5.785% *, 3/1/2037	97,835	100,563
5.856% *, 11/1/2036	184,425	189,958
5.874% *, 6/1/2036	352,835	361,905
5.926% *, 9/1/2036	155,854	160,484
6.0%, with various maturities from 10/1/2009 until 11/1/2037	9,422,408	9,677,598
6.5%, with various maturities from 1/1/2018 until 12/1/2036 (b)	2,951,883	3,064,596
7.0%, with various maturities from 6/1/2012 until 1/1/2034 (b)	938,995	989,762
7.5%, with various maturities from 1/1/2024 until 4/1/2028	30,273	32,693
8.0%, with various maturities from 12/1/2021 until 11/1/2031	51,448	55,088
8.5%, with various maturities from 12/1/2025 until 8/1/2031	23,553	25,727
Government National Mortgage Association:
5.0%, with various maturities from 3/1/2034 until 10/20/2035 (b)	1,329,106	1,326,416
5.5%, with various maturities from 9/15/2033 until 3/15/2036	2,437,256	2,488,465
6.0%, with various maturities from 2/15/2029 until 7/20/2037 (b)	2,668,820	2,756,924
6.5%, with various maturities from 11/15/2023 until 10/20/2037	988,166	1,032,457
7.5%, with various maturities from 8/15/2029 until 6/15/2032	54,885	58,291
8.0%, with various maturities from 7/15/2022 until 3/15/2032	104,199	115,815
8.5%, 11/15/2029	22,449	24,886
9.0%, 1/15/2023	27,451	31,258

Total Mortgage Backed Securities Pass-Throughs (Cost $84,966,614)		86,724,831
Commercial and Non-Agency Mortgage-Backed Securities 5.0%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	195,691
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	291,935
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	97,189
"A4", Series 2006-4, 5.634%, 7/10/2046	250,000	249,116
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	373,372	378,812
"A1", Series 2000-WF2, 7.11%, 10/15/2032	28,839	28,899
"A2", Series 2000-WF1, 7.78%, 2/15/2032	150,000	155,126
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	70,300	70,435
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.529% *, 4/15/2040	100,000	101,517
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	193,868	190,902
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609% *, 2/15/2039	380,000	378,711
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	204,542
"A4", Series 2001-CP4, 6.18%, 12/15/2035	435,000	442,301
"A3", Series 2001-CF2, 6.238%, 2/15/2034	1,121	1,119
CW Capital Cobalt Ltd., "A3", Series 2007-C2, 5.484%, 4/15/2047	500,000	485,677
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	2,560	2,556
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	152,848
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	325,982
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	196,808
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	199,436
"A4", Series 2007-GG9, 5.444%, 3/10/2039	200,000	194,589
GS Mortgage Securities Corp. II:

"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	97,044
"A6", Series 2004-GG2, 5.396% *, 8/10/2038	100,000	101,418
"A4", Series 2006-GG8, 5.56%, 11/10/2039	500,000	495,194
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	289,390
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	199,213
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	200,000	193,523
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	97,115
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	252,333
"A4", Series 2006-LDP7, 6.065% *, 4/15/2045	100,000	101,629
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	231,507
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	487,512
"A4", Series 2007-C1, 5.424%, 2/15/2040	100,000	97,123
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	205,761
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	541,653
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	145,000	142,846
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	193,959
"A6", Series 2005-CKI1, 5.416% *, 11/12/2037	100,000	99,918
Merrill Lynch/Countrywide Commercial Mortgage Trust:
"A4", Series 2007-6, 5.485%, 3/12/2051	200,000	194,477
"A4", Series 2006-1, 5.604% *, 2/12/2039	200,000	198,555
Morgan Stanley Capital I:
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	250,415
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	501,530
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	88,742	90,405
Morgan Stanley Dean Witter Capital I, "A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	190,063
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	97,777
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	196,054
"A5", Series 2007-C30, 5.342%, 12/15/2043	500,000	481,994
"A4", Series 2006-C23, 5.418% *, 1/15/2045	200,000	197,600
"A3", Series 2007-C34, 5.678%, 5/15/2046	500,000	492,055

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $11,163,286)		11,062,254
Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	273,743
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	27,299

Total Municipal Bonds and Notes (Cost $286,894)		301,042
Preferred Securities 0.2%
Goldman Sachs Capital II, 5.793%, 6/1/2012 **	50,000	33,305
Lincoln National Corp., 6.05%, 4/20/2017 **	75,000	65,574
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 **	100,000	81,490
RBS Capital Trust I, 4.709%, 7/1/2013 **	50,000	42,166
USB Capital IX, 6.189%, 4/15/2011 **	50,000	37,125
Wachovia Capital Trust III, 5.8%, 3/15/2011 **	50,000	35,625
XL Capital Ltd., Series E, 6.5%, 4/15/2017 **	50,000	37,477

Total Preferred Securities (Cost $393,538)		332,762
	Shares	Value ($)

Securities Lending Collateral 29.3%
Daily Assets Fund Institutional, 3.25% (c) (d) (Cost $65,461,190)	65,461,190	65,461,190

Cash Equivalents 3.8%
Cash Management QP Trust, 2.84% (c) (Cost $8,422,462)	8,422,462	8,422,462
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $287,945,558) †	131.8	294,331,733
Other Assets and Liabilities, Net	(31.8)	(71,083,041)

Net Assets	100.0	223,248,692

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**		Date shown is call date; not a maturity date for the perpetual preferred securities.
†

The cost for federal income tax purposes was $287,953,906. At March 31, 2008, net unrealized appreciation for all securities based on tax cost was $6,377,827. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,721,830 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,344,003.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2008 amounted to $63,667,250 which is 28.5% of net assets.
(b)		Mortgage dollar rolls included.
(c)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ 73,883,652
Level 2 - Other Significant	220,448,081
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 294,331,733

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008